Basis of Presentation, Summary of Significant Accounting Policies and Recent Accounting Pronouncements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Schedules of Concentration of Risk, by Risk Factor
During the years ended December 31, 2022 and 2021, the Company chose to mine with certain mining pool operators, with revenue generated from their related mining pools constituted as follows:

	December 31, 2022	December 31, 2021
Pool 1	0.01%	16.70%
Pool 2	99.9%	75.00%
Pool 3	0.00%	8.30%

Schedule of Useful Lives of Property Plant And Equipment

Years
Land	Indefinite
Energy infrastructure	10
General infrastructure	30
IT infrastructure	5
Miners	3
Miner Chip Inventory	3
Vehicles	5
Office furniture and equipment	3

ADIT EDTECH ACQUISITION CORP [Member]
Schedule of Net (Loss) Income Per Share of Common Stock
The table below presents a reconciliation of the numerator and denominator used to compute basic and diluted net (loss) income per share for each category for the three and nine months ended September 30, 2023 and 2022:

	Three Months Ended September 30,				Nine Months Ended September 30,
	2023		2022		2023		2022
	Redeemable common stock	Non- redeemable common stock	Redeemable common stock	Non- redeemable common stock	Redeemable common stock	Non- redeemable common stock	Redeemable common stock	Non- redeemable common stock
Basic and diluted net (loss) income per share :
Numerator:
Allocation of net (loss) income	$(56,400)	$(188,823)	$540,910	$135,228	$(467,825)	$(1,385,134)	$3,700,308	$925,077
Denominator:
Weighted Average Shares Outstanding including common stock subject to redemption	2,060,991	6,900,000	27,600,000	6,900,000	2,330,456	6,900,000	27,600,000	6,900,000
Basic and diluted net (loss) income per share	$(0.03)	$(0.03)	$0.02	$0.02	$(0.20)	$(0.20)	$0.13	$0.13
The table below presents a reconciliation of the numerator and denominator used to compute basic and diluted net income (loss) per share for each category for the year-ended December 31, 2022 and 2021:

	Year Ended December 31, 2022		Year Ended December 31, 2021
	Redeemable	Non- Redeemable	Redeemable	Non- Redeemable
Basic and diluted net income (loss) per ordinary share
Numerator:
Allocation of net income (loss), as adjusted	$3,860,456	$972,392	$(2,091,672)	$(541,088)
Denominator:
Weighted Average Shares Outstanding including common stock subject to redemption	27,393,431	6,900,000	26,492,055	6,853,151
Basic and diluted net income (loss) per ordinary share	$0.14	$0.14	$(0.08)	$(0.08)